10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of option-based payments and compensation (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Details
Remuneration or fees	$ 37,685	$ 141,005	$ 176,105
Option based payments (non-cash item)	75,426	66,419	1,880,241
Total compensation for key management personnel	$ 113,111	$ 207,424	$ 2,056,346